Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Reverse Recapitalization

Reverse Recapitalization

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, HSAC2 is treated as the “acquired” company and Legacy Orchestra is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Orchestra issuing stock for the net assets of HSAC2, accompanied by a recapitalization. Accordingly, all historical financial information presented in these consolidated financial statements represent the operations of Legacy Orchestra, and the shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on the exchange ratio established in the Merger Agreement (the “Exchange Ratio”). For additional information on the Business Combination and the Exchange Ratio, see Note 3 to these unaudited condensed consolidated financial statements.

Emerging Growth Company and Smaller Reporting Company Status

Emerging Growth Company and Smaller Reporting Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933 (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”)., As such, it is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

The Company will remain an emerging growth company until the earliest of (1) the last day of the fiscal year following the fifth anniversary of the closing of the initial public offering of HSAC2, (2) the last day of the fiscal year in which the Company has total annual gross revenue of at least $1.235 billion, (3) the last day of the fiscal year in which the Company is deemed to be a “large accelerated filer” as defined in Rule 12b-2 under the Exchange Act, which would occur if the market value of the Company Common Stock held by non-affiliates exceeded $700.0 million as of the last business day of the second fiscal quarter of such year, or (4) the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

The Company is also a “smaller reporting company” as defined in the Exchange Act. The Company may continue to be a smaller reporting company even after the Company is no longer an emerging growth company. The Company may take advantage of certain of the scaled disclosures available to smaller reporting companies and will be able to take advantage of these scaled disclosures for so long as (i) the market value of the Company’s voting and non-voting Common Stock held by non-affiliates is less than $250.0 million measured on the last business day of the Company’s second fiscal quarter, or (ii)(a) the Company’s annual revenue is less than $100.0 million during the most recently completed fiscal year and (b) the market value of the Company’s voting and non-voting Common Stock held by non-affiliates is less than $700.0 million measured on the last business day of the Company’s second fiscal quarter.

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the condensed consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates. Areas where significant estimates exist include, but are not limited to, the fair value of stock-based compensation, research and development costs incurred, the fair value of the warrant liability, and the estimated costs to complete the combined performance obligation pursuant to the Terumo Agreement (Note 4).

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates. Areas where significant estimates exist include, but are not limited to, the fair value of stock-based compensation, research and development costs incurred, the fair value of the warrant liability, and the estimated costs to complete the combined performance obligation pursuant to the Terumo Agreement (Note 3).

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are held in banks or in custodial accounts with banks. Cash equivalents are defined as all liquid investments and money market funds with maturity from date of purchase of 90 days or less that are readily convertible into cash.

Cash and Cash Equivalents

Cash and cash equivalents are held in banks or in custodial accounts with banks. Cash equivalents are defined as all liquid investments and money market funds with maturity from date of purchase of 90 days or less that are readily convertible into cash.

Marketable Securities

Marketable Securities

The Company accounts for its marketable securities with remaining maturities of less than one year, or where its intent is to use the investments to fund current operations or to make them available for current operations, as short-term investments. These investments represent debt investments in corporate or government securities that are designated as available-for-sale and are carried at fair value, with unrealized gains and losses reported in stockholders’ equity as accumulated other comprehensive income (loss). The disclosed fair value related to the Company’s investments is based on market prices from a variety of industry standard data providers and generally represent quoted prices for similar assets in active markets or have been derived from observable market data.

Marketable Securities

The Company accounts for its marketable securities with remaining maturities of less than one year, or where its intent is to use the investments to fund current operations or to make them available for current operations, as short-term investments. These investments represent debt investments in corporate or government securities that are designated as available-for-sale and are carried at fair value, with unrealized gains and losses reported in stockholders’ deficit as accumulated other comprehensive income (loss). The disclosed fair value related to the Company’s investments is based on market prices from a variety of industry standard data providers and generally represent quoted prices for similar assets in active markets or have been derived from observable market data.

Strategic Investments

Strategic Investments

Management has made investments in affiliated companies and assesses whether the Company exerts significant influence over its strategic investments. The Company considers the nature and magnitude of its investment, any voting and protective rights it holds, any participation in the governance of the other company, and other relevant factors such as the presence of a collaboration or other business relationships. To date, the Company has concluded that it does not have the ability to exercise significant influence over its strategic investments.

The Company’s strategic investments consist of equity investments in common stock of a Motus GI Holdings, Inc. (“Motus GI”), a publicly-held company and related party, and preferred shares of Vivasure Medical Limited (“Vivasure”), a privately-held company and related party. The Company classifies strategic investments on its balance sheet as current assets if the assets are available for use for current operations, and the Company does not have a specific plan to hold the investments for a certain duration of time. The shares held of Motus GI represent equity securities with a readily determinable fair value and are required to be measured at fair value at each reporting period using readily determinable pricing available on a securities exchange, in accordance with the provisions of ASU 2016-01, Recognition and Measurement of Financial Assets and Liabilities. Therefore, the Company categorized the investments as current assets. The investments in Vivasure do not have readily determinable fair values and are recorded at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Additionally, as the investments in Vivasure are not readily marketable, the Company categorized the investments as non-current assets. As of June 30, 2023 and December 31, 2022, the carrying value of the investments in Vivasure was $2.5 million.

Strategic Investments

Management has made investments in affiliated companies and assesses whether the Company exerts significant influence over its strategic investments. The Company considers the nature and magnitude of its investment, any voting and protective rights it holds, any participation in the governance of the other company, and other relevant factors such as the presence of a collaboration or other business relationships. To date, the Company has concluded that it does not have the ability to exercise significant influence over its strategic investments.

The Company’s strategic investments consist of equity investments in common stock of a publicly-held company and related party (Motus GI) and preferred shares and convertible notes of a privately-held company and related party (Vivasure). The Company classifies strategic investments on its balance sheet as current assets if the assets are available for use for current operations, and the Company does not have a specific plan to hold the investments for a certain duration of time. The shares held of Motus GI represent equity securities with a readily determinable fair value and are required to be measured at fair value at each reporting period using readily determinable pricing available on a securities exchange, in accordance with the provisions of ASU 2016-01, Recognition and Measurement of Financial Assets and Liabilities. Therefore, the Company categorized the investments as current assets. The investments in Vivasure do not have readily determinable fair values and are recorded at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Additionally, as the investments in Vivasure are not readily marketable, the Company categorized the investments as non-current assets. As of December 31, 2021 and 2022, the carrying value of the investments in Vivasure was $398,000 and $2.5 million, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company applies ASC 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

The carrying value of the Company’s cash and cash equivalents, accounts receivable, prepaid expense, accounts payable and accrued expenses approximate fair value because of the short-term maturity of these financial instruments. In addition, the Company records its investment in Motus GI, marketable securities, and warrant liabilities at fair value. In addition, at June 30, 2023, the Company believed the carrying value of debt approximates fair value as the interest rates were reflective of the rate the Company could obtain on debt with similar terms and conditions. See Note 6 for additional information regarding fair value measurements.

The valuation hierarchy is composed of three levels. The classification within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The levels within the valuation hierarchy are described below:

Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Fair Value of Financial Instruments

The Company applies ASC 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

The carrying value of the Company’s cash and cash equivalents, accounts receivable, prepaid expense, accounts payable and accrued expenses approximate fair value because of the short-term maturity of these financial instruments. In addition, the Company records its investment in Motus GI, marketable securities, and warrant liabilities at fair value. In addition, at December 31, 2022, the Company believed the carrying value of debt approximates fair value as the interest rates were reflective of the rate the Company could obtain on debt with similar terms and conditions. See Note 5 for additional information regarding fair value measurements.

The valuation hierarchy is composed of three levels. The classification within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The levels within the valuation hierarchy are described below:

Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent amounts due from customers. The allowance for doubtful accounts is recorded for estimated losses by evaluating various factors, including relative creditworthiness of each customer, historical collections experience and aging of the receivable. As of June 30, 2023 and December 31, 2022, an allowance for doubtful accounts was not deemed necessary.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent amounts due from customers. The allowance for doubtful accounts is recorded for estimated losses by evaluating various factors, including relative creditworthiness of each customer, historical collections experience and aging of the receivable. As of December 31, 2021 and 2022, an allowance for doubtful accounts was not deemed necessary.

Inventory

Inventory

Inventory is stated at the lower of standard cost (which approximates actual cost on a first-in, first-out basis) and net realizable value. Net realizable value represents the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company analyzes its inventory levels and writes down inventory that has become obsolete or has a cost basis in excess of its expected net realizable value or inventory quantities in excess of expected requirements. Excess requirements are determined based on comparison of existing inventories to forecasted sales, with consideration given to inventory shelf life. Expired inventory is disposed of, and the related costs are recognized in cost of goods sold. As of June 30, 2023 and December 31, 2022, an impairment charge as a result of obsolete inventory was not deemed necessary.

Inventory

Inventory is stated at the lower of standard cost (which approximates actual cost on a first-in, first-out basis) and net realizable value. Net realizable value represents the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company analyzes its inventory levels and writes down inventory that has become obsolete or has a cost basis in excess of its expected net realizable value or inventory quantities in excess of expected requirements. Excess requirements are determined based on comparison of existing inventories to forecasted sales, with consideration given to inventory shelf life. Expired inventory is disposed of, and the related costs are recognized in cost of goods sold. As of December 31, 2021 and 2022, an impairment charge as a result of obsolete inventory was not deemed necessary.

Research and Development Prepayments, Accruals and Related Expenses

Research and Development Prepayments, Accruals and Related Expenses

The Company incurs costs of research and development activities conducted by its third-party service providers, which include the conduct of preclinical and clinical studies. The Company is required to estimate its prepaid and accrued research and development costs at each reporting date. These estimates are made as of the reporting date of the work completed over the life of the individual study in accordance with agreements established with our service providers. The Company determines the estimates of research and development activities incurred at the end of each reporting period through discussion with internal personnel and outside service providers, as to the progress or stage of completion of trials or services, as of the end of the reporting period, pursuant to contracts with the third parties and the agreed upon fee to be paid for such services. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are accepted by the Company or the services are performed. Accruals are recorded for the amounts of services provided that have not yet been invoiced.

Research and Development Prepayments, Accruals and Related Expenses

The Company incurs costs of research and development activities conducted by its third-party service providers, which include the conduct of preclinical and clinical studies. We are required to estimate our prepaid and accrued research and development costs at each reporting date. These estimates are made as of the reporting date of the work completed over the life of the individual study in accordance with agreements established with our service providers. The Company determines the estimates of research and development activities incurred at the end of each reporting period through discussion with internal personnel and outside service providers, as to the progress or stage of completion of trials or services, as of the end of the reporting period, pursuant to contracts with the third parties and the agreed upon fee to be paid for such services. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are accepted by the Company or the services are performed. Accruals are recorded for the amounts of services provided that have not yet been invoiced.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the respective assets, generally three to five years. Leasehold improvements are amortized over the lesser of their useful life or the remaining life of the lease. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized. Maintenance and repairs are charged to operations as incurred.

Asset category	Depreciable life
Manufacturing equipment	10 years
Office equipment	3 – 7 years
Research and development equipment	7 years

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the respective assets, generally three to five years. Leasehold improvements are amortized over the lesser of their useful life or the remaining life of the lease. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized. Maintenance and repairs are charged to operations as incurred.

Asset category	Depreciable life
Manufacturing equipment	10 years
Office equipment	3 – 7 years
Research and development equipment	7 years

Leases

Leases

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the terms of the arrangement. The Company accounts for a contract as a lease when it has the right to control the asset for a period of time while obtaining substantially all of the asset’s economic benefits. The Company determines the initial classification and measurement of its operating right-of-use (“ROU”) assets and operating lease liabilities at the lease commencement date, and thereafter if modified. The lease term includes any renewal options that the Company is reasonably assured to exercise. The Company’s policy is to not record leases with a lease term of 12 months or less on its balance sheets.

The ROU asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, the Company uses its estimated secured incremental borrowing rate for that lease term. Lease expense for operating leases is recognized on a straight-line basis over the reasonably assured lease term based on the total lease payments and is included in operating expense in the statements of operations.

Payments due under each lease agreement include fixed and variable payments. Variable payments relate to the Company’s share of the lessor’s operating costs associated with the underlying asset and are recognized when the event on which those payments are assessed occurs. Variable payments have been excluded from the lease liability and associated right-of-use asset.

The interest rate implicit in lease agreements is typically not readily determinable, and as such, the Company utilizes the incremental borrowing rate to calculate lease liabilities, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

Leases

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (“ASC 842”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. On January 1, 2022, the Company adopted the new lease standard using the optional transition method under which comparative financial information will not be restated and the Company will continue to apply the provisions of the previous lease standard in its annual disclosures for the comparative periods. In addition, the new lease standard provides a number of optional practical expedients in transition. The Company elected the package of practical expedients. As such, the Company did not have to reassess whether expired or existing contracts are or contain a lease and did not have to reassess the lease classifications or reassess the initial direct costs associated with expired or existing leases.

The new lease standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption under which the Company will not recognize right-of-use (“ROU”) assets or lease liabilities for leases that are less than one year in duration. The Company elected the practical expedient to not separate lease and non-lease components for certain classes of assets (facilities).

Upon adoption on January 1, 2022, the Company recognized ROU assets of $2.6 million and lease liabilities of $2.9 million. The adoption of the new lease standard did not impact the Company’s condensed consolidated statement of operations and comprehensive loss or its condensed consolidated statement of cash flows. The effect of the transition adjustment along with balances before, and after adoption is outlined below:

	Deferred	ROU	Lease
	lease liability	Assets	Liabilities
Balance – December 31, 2021	$241	$—	$—
ASC 842 Transition adjustment	(241)	2,612	2,853
Balance – January 1, 2022	$—	$2,612	$2,853

The Company determines if an arrangement is a lease at inception. For the Company’s operating leases, the ROU asset represents the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Since all the lease agreements do not provide an implicit rate, the Company estimated an incremental borrowing rate in determining the present value of the lease payments. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectations regarding the terms. Variable lease costs such as operating costs and property taxes are expensed as incurred.

Debt Discount and Debt Issuance Costs

Debt Discount and Debt Issuance Costs

Debt discounts and debt issuance costs incurred in connection with the issuance of debt are capitalized and reflected as a reduction to the related debt liability. The costs are amortized to interest expense over the term of the debt using the effective-interest method.

Debt Discount and Debt Issuance Costs

Debt discounts and debt issuance costs incurred in connection with the issuance of debt are capitalized and reflected as a reduction to the related debt liability. The costs are amortized to interest expense over the term of the debt using the effective-interest method.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount to the future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset. The Company has not identified any such impairment losses to date.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount to the future net undiscounted cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset. The Company has not identified any such impairment losses to date.

Warrants

Warrants

The Company evaluates its warrants to determine if the contracts qualify as liabilities in accordance with ASC 480-10, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”). If the warrant is determined to meet the criteria to be liability classified, the warrant liability is marked-to-market each balance sheet date and recorded as a liability, with the change in fair value recorded in the Company’s condensed consolidated statements of operations and comprehensive loss as gain (loss) on fair value adjustment of warrant liability within other income or expense.

In bundled transactions, the proceeds received from any debt instruments and liability classified warrants are allocated to the warrant at fair value first, and the residual value is then allocated to the debt instrument. Upon conversion or exercise of a warrant that is subject to liability treatment, the instrument is marked to fair value at the conversion or exercise date and the fair value is reclassified to equity. Equity classified warrants are recorded within additional paid-in capital at the time of issuance at fair value as of the issuance date and are not subject to subsequent remeasurement.

Warrants

The Company evaluates its warrants to determine if the contracts qualify as liabilities in accordance with ASC 480-10, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. If the warrant is determined to meet the criteria to be liability classified, the warrant liability is marked-to-market each balance sheet date and recorded as a liability, with the change in fair value recorded in the statements of operations and comprehensive loss as gain (loss) on fair value adjustment of warrant liability within other income or expense.

In bundled transactions, the proceeds received from any debt instruments and liability classified warrants are allocated to the warrant at fair value first, and the residual value is then allocated to the debt instrument. Upon conversion or exercise of a warrant that is subject to liability treatment, the instrument is marked to fair value at the conversion or exercise date and the fair value is reclassified to equity. Equity classified warrants are recorded within additional paid-in capital at the time of issuance at fair value as of the issuance date and are not subject to subsequent remeasurement.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under the core principle according to ASC 606, Revenue from Contracts with Customers (“ASC 606”), to depict the transfer of control to the Company’s customers in an amount reflecting the consideration the Company expects to be entitled to. In order to achieve that core principle, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when a performance obligation is satisfied.

The Company’s revenues are currently comprised of product revenue from the sale of FreeHold’s intracorporeal organ retractors, and partnership revenues from the Terumo Agreement related to the development and commercialization of Virtue SAB.

Revenue Recognition

The Company recognizes revenue under the core principle according to ASC 606, Revenue from Contracts with Customers (“ASC 606”), to depict the transfer of control to the Company’s customers in an amount reflecting the consideration the Company expects to be entitled to. In order to achieve that core principle, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when a performance obligation is satisfied.

The Company’s revenues are currently comprised of product revenue from the sale of FreeHold’s intracorporeal organ retractors, and partnership revenues from the Terumo Agreement related to the development and commercialization of Virtue SAB.

Product Revenues

Product Revenues

Product revenues related to sales of FreeHold’s intracorporeal organ retractors are recognized at a point-in-time upon the shipment of the product to the customer, and there are no significant estimates or judgments related to estimating the transaction price. The product revenues consist of a single performance obligation, and the payment terms are typically 30 days. Product revenues are recognized solely in the United States.

Product Revenues

Product revenues related to sales of FreeHold’s intracorporeal organ retractors are recognized at a point-in-time upon the shipment of the product to the customer, and there are no significant estimates or judgements related to estimating the transaction price. The product revenues consist of a single performance obligation, and the payment terms are typically 30 days. Product revenues are recognized solely in the United States.

Partnership Revenues

Partnership Revenues

To date, the Company’s partnership revenues have related to the Terumo Agreement as further described in Note 4. In future periods, partnership revenues may also include revenues related to the Medtronic Agreement as discussed in Note 5.

The Company assessed whether the Terumo Agreement fell within the scope of ASC 808, Collaborative Arrangements (“ASC 808”) based on whether the arrangement involved joint operating activities and whether both parties have active participation in the arrangement and are exposed to significant risks and rewards. The Company determined that the Terumo Agreement did not fall within the scope of ASC 808. The Company then analyzed the arrangement pursuant to the provisions of ASC 606 and determined that the arrangement represents a contract with a customer and is therefore within the scope of ASC 606.

The promised goods or services in the Terumo Agreement include (i) license rights to the Company’s intellectual property, and (ii) research and development services. The Company also has optional additional items in the Terumo Agreement which are considered marketing offers and are accounted for as separate contracts with the customer if such option is elected by the customer, unless the option provides a material right which would not be provided without entering into the contract. Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer. Promised goods or services are considered distinct when (i) the customer can benefit from the good or service on its own or together with other readily available resources or (ii) the promised good or service is separately identifiable from other promises in the contract. In assessing whether promised goods or services are distinct in the Terumo Agreement, the Company considered factors such as the stage of development of the underlying intellectual property, the capabilities of the customer to develop the intellectual property on their own or whether the required expertise is readily available.

The Company estimates the transaction price for the Terumo Agreement performance obligations based on the amount expected to be received for transferring the promised goods or services in the contract. The consideration includes both fixed consideration and variable consideration. At the inception of the Terumo Agreement, as well as at each reporting period, the Company evaluates the amount of potential payments and the likelihood that the payments will be received. The Company utilizes either the most likely amount method or expected amount method to estimate the amount expected to be received based on which method better predicts the amount expected to be received. If it is probable that a significant revenue reversal would not occur, the variable consideration is included in the transaction price.

The Terumo Agreement contains development and regulatory milestone payments. At contract inception and at each reporting period, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect partnership revenues and earnings in the period of adjustment.

The Terumo Agreement also includes sales-based royalties and the license is deemed to be the predominant item to which the royalties relate. Accordingly, the Company will recognize royalty revenue when the related sales occur. To date, the Company has not recognized any royalty revenue under the arrangement.

The Company has determined that intellectual property licensed to Terumo and the research and development services to be provided through the premarket approval by the U.S. Food and Drug Administration (the “FDA”) for the in-stent restenosis (“ISR”) indication represent a combined performance obligation that is satisfied over time, and that the appropriate method of measuring progress for purposes of recognizing revenues relates to a proportional performance model that measures the proportional performance based on the costs incurred to date relative to the total costs expected to be incurred through the completion of the performance obligation. The Company evaluates the measure of progress at each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

The Company receives payments from Terumo based on billing schedules established in the contract. Such billings for milestone related events have 10-day terms from the date the milestone is achieved, royalty payments are 20-day terms after the close of each quarter, any optional services are 20 days after receipt of an invoice and any sales of the SirolimusEFR are within 30 days after receipt of the shipping invoices. Upfront payments are recorded as deferred revenue upon receipt or when due until the Company performs its obligations under these arrangements. Amounts are recorded as accounts receivable when the right to consideration is unconditional.

Partnership Revenues

To date, the Company’s Partnership revenues related to the Terumo Agreement as further described in Note 3. In future periods, Partnership revenues may also include revenues related to the Medtronic Agreement as discussed in Note 4.

The Company assessed whether the Terumo Agreement fell within the scope of ASC 808, Collaborative Arrangements (“ASC 808”) based on whether the arrangement involved joint operating activities and whether both parties have active participation in the arrangement and are exposed to significant risks and rewards. The Company determined that the Terumo Agreement did not fall within the scope of ASC 808. The Company then analyzed the arrangement pursuant to the provisions of ASC 606 and determined that the arrangement represents a contract with a customer and is therefore within the scope of ASC 606.

The promised goods or services in the Terumo Agreement include (i) license rights to the Company’s intellectual property, and (ii) research and development services. The Company also has optional additional items in the Terumo Agreement which are considered marketing offers and are accounted for as separate contracts with the customer if such option is elected by the customer, unless the option provides a material right which would not be provided without entering into the contract. Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer. Promised goods or services are considered distinct when (i) the customer can benefit from the good or service on its own or together with other readily available resources or (ii) the promised good or service is separately identifiable from other promises in the contract. In assessing whether promised goods or services are distinct in the Terumo Agreement, the Company considered factors such as the stage of development of the underlying intellectual property, the capabilities of the customer to develop the intellectual property on their own or whether the required expertise is readily available.

The Company estimates the transaction price for the Terumo Agreement performance obligations based on the amount expected to be received for transferring the promised goods or services in the contract. The consideration includes both fixed consideration and variable consideration. At the inception of the Terumo Agreement, as well as at each reporting period, the Company evaluates the amount of potential payments and the likelihood that the payments will be received. The Company utilizes either the most likely amount method or expected amount method to estimate the amount expected to be received based on which method better predicts the amount expected to be received. If it is probable that a significant revenue reversal would not occur, the variable consideration is included in the transaction price.

The Terumo Agreement contains development and regulatory milestone payments. At contract inception and at each reporting period, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect partnership revenues and earnings in the period of adjustment.

The Terumo Agreement also includes sales-based royalties and the license is deemed to be the predominant item to which the royalties relate. Accordingly, the Company will recognize royalty revenue when the related sales occur. To date, the Company has not recognized any royalty revenue under the arrangement.

The Company has determined that intellectual property licensed to Terumo and the research and development services to be provided through the premarket approval by the FDA for the in-stent restenosis (“ISR”) indication represent a combined performance obligation that is satisfied over time, and that the appropriate method of measuring progress for purposes of recognizing revenues relates to a proportional performance model that measures the proportional performance based on the costs incurred to date relative do the total costs expected to be incurred through the completion of the performance obligation. The Company evaluates the measure of progress at each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

The Company receives payments from Terumo based on billing schedules established in the contract. Such billings for milestone related events have 10-day terms from the date the milestone is achieved, royalty payments are 20-day terms after the close of each quarter, any optional services are 20 days after receipt of an invoice and any sales of the SirolimusEFR are within 30 days after receipt of the shipping invoices. Upfront payments are recorded as deferred revenue upon receipt or when due until the Company performs its obligations under these arrangements. Amounts are recorded as accounts receivable when the right to consideration is unconditional.

Stock-Based Compensation

Stock-Based Compensation

The Company applies ASC 718-10, Compensation — Stock Compensation, which requires the measurement and recognition of compensation expenses for all stock-based payment awards made to employees and directors including employee stock options under the Company’s stock plans based on estimated fair values (see Note 11). Each award vests over the subsequent period during which the recipient is required to provide service in exchange for the award (the vesting period). The cost of each award is recognized as an expense in the financial statements over the respective vesting period on a straight-line basis.

Under the requirements of ASU 2018-07, the Company accounts for stock-based compensation to nonemployees under the fair value method, which requires all such compensation to be calculated based on the fair value at the measurement date (generally the grant date) and recognized in the Company’s condensed consolidated statements of operations and comprehensive loss over the requisite service period. The Company accounts for forfeitures of stock-based awards as they occur.

Stock-Based Compensation

The Company applies ASC 718-10, Compensation — Stock Compensation, which requires the measurement and recognition of compensation expenses for all stock-based payment awards made to employees and directors including employee stock options under the Company’s stock plans based on estimated fair values (see Note 10). Each award vests over the subsequent period during which the recipient is required to provide service in exchange for the award (the vesting period). The cost of each award is recognized as an expense in the financial statements over the respective vesting period on a straight-line basis.

Under the requirements of ASU 2018-07, the Company accounts for stock-based compensation to nonemployees under the fair value method, which requires all such compensation to be calculated based on the fair value at the measurement date (generally the grant date) and recognized in the consolidated statements of operations and comprehensive loss over the requisite service period. The Company accounts for forfeitures of stock-based awards as they occur.

Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding for the period, without consideration of potential dilutive shares of common stock. Since the Company was in a loss position for the periods presented, basic net loss is the same as diluted net loss since the effects of potentially dilutive securities are antidilutive. Potentially dilutive securities include all outstanding warrants, stock options, Earnout Consideration (Note 3) and unvested restricted stock awards. Shares of Company Common Stock outstanding but subject to forfeiture and cancellation by the

Company (e.g., the Forfeitable Shares (as defined in Note 3)) are excluded from the weighted-average number of shares until the period in which such shares are no longer subject to forfeiture. In periods in which there is net income, the Company would apply the two-class method to compute net income per share. Under this method, earnings are allocated to common stock and participating securities based on their respective rights to receive dividends, as if all undistributed earnings for the period were distributed. The two-class method does not apply in periods in which a net loss is reported.

Net Loss Per Share

Basic and diluted net loss per share is calculated by dividing net loss per share by the weighted-average number of shares of common stock outstanding for the period, without consideration of potential dilutive shares of common stock. Since the Company was in a loss position for the periods presented, basic net loss attributable to common stockholders is the same as diluted net loss attributable to common stockholders since the effects of potentially dilutive securities are antidilutive. Potentially dilutive securities include all outstanding warrants, stock options, and restricted stock. In periods in which there is net income, the Company would apply the two-class method to compute net income per share. Under this method, earnings are allocated to common stock and participating securities based on their respective rights to receive dividends, as if all undistributed earnings for the period were distributed. The two-class method does not apply in periods in which a net loss is reported.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset-and-liability method in accordance with ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on the deferred tax assets and liabilities of a change in tax rate is recognized in the period that includes the enactment date. A valuation allowance is recorded if it is more-likely-than-not that some portion or all the deferred tax assets will not be realized in future periods. At June 30, 2023 and December 31, 2022, the Company recorded a full valuation allowance on its deferred tax assets.

The Company follows the guidance in ASC Topic 740-10 in assessing uncertain tax positions. The standard applies to all tax positions and clarifies the recognition of tax benefits in the financial statements by providing for a two-step approach of recognition and measurement. The first step involves assessing whether the tax position is more-likely-than-not to be sustained upon examination based upon its technical merits. The second step involves measurement of the amount to be recognized. Tax positions that meet the more-likely than-not threshold are measured at the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate finalization with the taxing authority. The Company recognizes the impact of an uncertain income tax position in the financial statements if it believes that the position is more likely than not to be sustained by the relevant taxing authority. The Company will recognize interest and penalties related to tax positions in income tax expense.

Income Taxes

The Company accounts for income taxes using the asset-and-liability method in accordance with ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on the deferred tax assets and liabilities of a change in tax rate is recognized in the period that includes the enactment date. A valuation allowance is recorded if it is more-likely-than-not that some portion or all the deferred tax assets will not be realized in future periods. At December 31, 2021 and 2022, the Company has recorded a full valuation allowance on its deferred tax assets.

The Company follows the guidance in ASC Topic 740-10 in assessing uncertain tax positions. The standard applies to all tax positions and clarifies the recognition of tax benefits in the financial statements by providing for a two-step approach of recognition and measurement. The first step involves assessing whether the tax position is more-likely-than-not to be sustained upon examination based upon its technical merits. The second step involves measurement of the amount to be recognized. Tax positions that meet the more-likely than-not threshold are measured at the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate finalization with the taxing authority. The Company recognizes the impact of an uncertain income tax position in the financial statements if it believes that the position is more likely than not to be sustained by the relevant taxing authority. The Company will recognize interest and penalties related to tax positions in income tax expense.

Deferred Offering and Merger Costs

Deferred Offering and Merger Costs

Offering and merger costs, consisting of legal, accounting, printer and filing fees were deferred to be offset against proceeds received when the Business Combination was completed. As of December 31, 2022, there were $4.0 million of deferred transaction costs included in deposits and other assets on the accompanying condensed consolidated balance sheet. Upon the close of the Business Combination, these deferred costs were recorded against net proceeds in additional paid-in capital. For further discussion on the Business Combination, see Note 3.

Deferred Offering and Merger Costs

Offering and merger costs, consisting of legal, accounting, printer and filing fees, are deferred and will be offset against proceeds received when the financing events are completed. In the event the offering or merger is terminated, all deferred costs will be expensed. As of December 31, 2022, the Company has capitalized $4.0 million of deferred merger costs related to the Business Combination discussed in Note 15, which are included in deposits and other assets on the accompanying balance sheet. As of December 31, 2021, the Company capitalized $100,000 of deferred offering costs related to private placement financings, which was offset against the proceeds received in March of 2022.

Defined Contribution Plan

Defined Contribution Plan

The Company has a defined retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan allows eligible employees to defer a portion of their annual compensation on a pre-tax basis. Effective January 1, 2023, the Company participates in a matching safe harbor 401(k) Plan with a Company contribution of up to 3.5% of each eligible participating employee’s compensation. Safe harbor contributions vest immediately for each participant. During the three and six months ended June 30, 2023, the Company made $67,000 and $181,000, respectively, in contributions under this safe harbor 401(k) Plan.

Defined Contribution Plan

The Company has a defined contribution retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan allows eligible employees to defer a portion of their annual compensation on a pre-tax basis. The Company does not make matching employee contributions.

Comprehensive Loss	Comprehensive Loss Comprehensive loss is comprised of net loss and changes in unrealized gains and losses on the Company’s available-for-sale investments.	Comprehensive Loss Comprehensive loss is comprised of net loss and changes in unrealized gains and losses on the Company’s available-for-sale investments.
Segment Reporting

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined it operates in one segment.

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined it operates in one segment.

New Accounting Standards

New Accounting Standards

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. During 2018 and 2019, the FASB also issued subsequent amendments to the initial guidance (collectively, “Topic 326”). Topic 326 requires organizations to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The Company adopted ASU 2016-13 as of January 1, 2023. The adoption of ASU 2016-13 did not have a material impact on the Company’s condensed consolidated financial statements.

New Accounting Standards

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. During 2018 and 2019, the FASB also issued subsequent amendments to the initial guidance (collectively, “Topic 326”). Topic 326 requires organizations to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Topic 326 will be effective for the Company on January 1, 2023. The Company is evaluating the impact that this standard will have on its consolidated financial statements.

In June 2022, the FASB issued ASU No. 2022-03 — Fair Value Measurement (ASC 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The Company adopted ASU 2022-03 in the second quarter of 2022, and the adoption did not have a material impact on the consolidated financial statements.